                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7129

                      (Investment Company Act File Number)

                     Federated Managed Allocation Portfolios
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

              Date of Reporting Period: Fiscal year ended 11/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Conservative Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL SHAREHOLDER REPORT

November 30, 2004

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.50	$ 9.70	$10.22		$11.19	$11.82
Income From Investment Operations:
Net investment income	0.24	0.24 [1]	0.31	[2]	0.35	0.48 [1]
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.48	0.81	(0.57	) [2]	(0.43)	(0.40)
TOTAL FROM INVESTMENT OPERATIONS	0.72	1.05	(0.26)		(0.08)	0.08
Less Distributions:
Distributions from net investment income	(0.31)	(0.25)	(0.26)		(0.37)	(0.45)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	--		(0.52)	(0.26)
TOTAL DISTRIBUTIONS	(0.31)	(0.25)	(0.26)		(0.89)	(0.71)
Net Asset Value, End of Period	$10.91	$10.50	$ 9.70		$10.22	$11.19
Total Return [3]	7.00%	10.99%	(2.56)%		(0.75)%	0.60%

Ratios to Average Net Assets:
Expenses	1.04%	1.23%	1.15%		1.13%	1.06%
Net investment income	2.18%	2.39%	3.01	% [2]	3.62%	4.11%
Expense waiver/reimbursement [4]	0.41%	0.21%	0.20%		0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$67,497	$74,512	$76,842		$110,413	$121,563
Portfolio turnover	28%	103%	11%		20%	43%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 3.12% to 3.01%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Select Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.49	$ 9.69	$10.22		$11.17	$11.80
Income From Investment Operations:
Net investment income	0.16	0.17 [1]	0.23	[2]	0.34	0.40 [1]
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.49	0.81	(0.57	) [2]	(0.48)	(0.40)
TOTAL FROM INVESTMENT OPERATIONS	0.65	0.98	(0.34)		(0.14	--
Less Distributions:
Distributions from net investment income	(0.24)	(0.18)	(0.19)		(0.29)	(0.37)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	--		(0.52)	(0.26)
TOTAL DISTRIBUTIONS	(0.24)	(0.18)	(0.19)		(0.81)	(0.63)
Net Asset Value, End of Period	$10.90	$10.49	$ 9.69		$10.22	$11.17
Total Return [3]	6.26%	10.22%	(3.31)%		(1.33)%	(0.11)%

Ratios to Average Net Assets:
Expenses	1.74%	1.93%	1.85%		1.83%	1.76%
Net investment income	1.48%	1.68%	2.31	% [2]	2.92%	3.42%
Expense waiver/reimbursement [4]	0.46%	0.26%	0.25%		0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,939	$38,975	$38,481		$50,413	$55,004
Portfolio turnover	28%	103%	11%		20%	43%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 2.42% to 2.31%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,042.70	$5.26
Select Shares	$1,000	$1,039.10	$8.82
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,019.85	$5.20
Select Shares	$1,000	$1,016.35	$8.72

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	1.03%
Select Shares	1.73%

Management's Discussion of Fund Performance

The Federated Conservative Allocation Fund's Institutional and Select Shares had total returns of 7.00% and 6.26%, respectively, for the reporting period ended November 30, 2004. The Standard & Poor's 500 Stock Index (S&P 500) 1 and the Lehman Brothers Aggregate Bond Index (Lehman Aggregate) 2 had total returns of 12.86% and 4.44% respectively.

MARKETS

Stock prices rose during the first three months of the reporting period before declining during the spring and summer months. The total return of the S&P 500 for December 2003 to February 2004 period was 8.67% and for the March 2004 to August 2004 period was (2.74)%. Stock prices rose again in the fall with the S&P 500 returning 6.78% for the September 2004 to November 2004 period. Foreign stock 3 returns benefited significantly from currency gains as indicated by gross returns for the Morgan Stanley Capital International (MSCI) All Country World Ex. U.S. Index 4 of 25.25% in dollars compared to 14.36% in local currency.

Interest rates fell during the first few months of the reporting period but then climbed significantly between the middle of March 2004 and early June 2004. Between March 16, 2004 and June 14, 2004, the average yield to maturity of the Lehman Aggregate increased from 3.73% to 4.94%. Interest rates were lower at the end the reporting period as indicated by the average yield to maturity of the Lehman Aggregate of 4.50%. Within the bond asset classes, high-yield bonds and foreign bonds had the highest returns. Foreign developed market bond returns also benefited from currency gains.

1 Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made directly in an index.

2 Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

3 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

4 MSCI All Country World Ex. U.S. Index is an unmanaged index representing 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets.

FUND

The asset allocation of the fund is set relative to a neutral position of 40% equities and 60% in fixed income. During the reporting period, the fund benefited from a larger than neutral allocation to stocks that was maintained for the entire reporting period. The benefits from this larger allocation to stocks were greatest during stock market rallies in December of 2003 and November of 2004. The returns of the fund were reduced by this strategy during July and August of 2004 when interest rates and stock prices declined.

Within the equity portion, the fund maintained a larger than neutral allocation to foreign stocks. This allocation benefited the returns of the fund primarily due to an increase in the value of foreign currencies relative to the U.S. dollar. The returns of the stock portion of the fund were negatively affected by the performance, verses their benchmarks, of the two stock mutual funds owned by the fund, the Capital Appreciation Core Fund, and the Federated International Capital Appreciation Fund. Both funds underperformed their respective benchmarks, the S&P 500 Index and the MSCI All Country World Ex. U.S. Index.

Within the bond portion, the fund maintained a shorter duration than the Lehman Aggregate and a higher relative allocation to high-yield bonds and foreign bonds. 5 Overall, the fund benefited from this strategy. From December 2003 to February 2004, the strategy detracted from returns but this loss was more than made up for by returns during the remainder of the reporting period. The benefits to this strategy were greatest during November of 2004 when interest rates were rising and the value of the dollar was falling.

In addition, the total return of the fund's shares reflects the negative impact of actual cash flows, transaction costs, and other expenses.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

5 Duration measures a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in the Federated Conservative Allocation Fund (Institutional Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Lehman Brothers Aggregate Bond Index (LBAB), 2 the Standard & Poor's 500 Index (S&P 500), 2 and the 40% Standard & Poor's 500 Index/60% Lehman Brothers Aggregate Bond Index (40% S&P 500/60% LBAB). 2

Average Annual Total Returns for the Period Ended 11/30/2004
1 Year	7.00%
5 Years	2.93%
10 Years	6.81%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, S&P 500, and the 40% S&P 500/60% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBAB, S&P 500, and the 40% S&P 500/60% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and unlike the Fund, are not affected by cashflows.

GROWTH OF A $10,000 INVESTMENT - SELECT SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Conservative Allocation Fund (Select Shares) (the "Fund") from November 30,1994 to November 30, 2004 compared to the Lehman Brothers Aggregate Bond Index (LBAB), 2 the Standard & Poor's 500 Index (S&P 500), 2 and the 40% Standard & Poor's 500 Index/60% Lehman Brothers Aggregate Bond Index (40% S&P 500/60% LBAB). 2

Average Annual Total Returns for the Period Ended 11/30/2004
1 Year	6.26%
5 Years	2.22%
10 Years	6.08%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, S&P 500, and the 40% S&P 500/60% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBAB, S&P 500, and the 40% S&P 500/60% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and unlike the Fund, are not affected by cashflows.

Portfolio of Investments Summary Table

At November 30, 2004, the Fund's portfolio composition 1 by asset class was as follows:

Asset Class	Percentage of Total Net Assets
Equity Funds	50.1%
Fixed Income Funds	48.2%
Cash Equivalents [2]	1.7%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

Portfolio of Investments

November 30, 2004

Shares or Principal Amount		Value in U.S. Dollars
	MUTUAL FUNDS--98.3% [1]
4,078,201	Capital Appreciation Core Fund	$45,700,035
108,475	Emerging Markets Fixed Income Core Fund	1,725,995
1,509,725	Federated Intermediate Corporate Bond Fund, Class IS	15,338,804
139,448	Federated International Bond Fund, Class A	1,761,227
764,306	Federated International Capital Appreciation Fund, Class A	7,138,622
1,474,099	Federated Mortgage Core Portfolio	14,962,110
735,320	Federated U.S. Government Securities Fund 2-5 years, Class IS	8,294,405
404,135	Federated U.S. Government Bond Fund	4,615,225
586,140	High Yield Bond Portfolio	4,126,424
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $99,137,227)	103,662,847
	REPURCHASE AGREEMENT--1.7%
$1,735,000	Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.080%, dated 11/30/2004 to be repurchased at $1,735,099 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $2,060,004,602 (AT AMORTIZED COST)	1,735,000
	TOTAL INVESTMENTS--100% (IDENTIFIED COST $100,872,227) [2]	105,397,847
	OTHER ASSETS AND LIABILITIES - NET--0.0%	37,815
	TOTAL NET ASSETS--100%	$105,435,662

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $101,096,348.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Total investments in securities, at value including $103,662,847 of investments in affiliated issuers (Note 5) (identified cost $100,872,227)		$105,397,847
Cash		1,453
Cash denominated in foreign currencies (identified cost $71)		77
Income receivable		180,020
Receivable for shares sold		44,315
TOTAL ASSETS		105,623,712
Liabilities:
Payable for shares redeemed	$109,421
Payable for transfer and dividend disbursing agent fees and expenses	33,288
Payable for distribution services fee (Note 5)	15,665
Payable for shareholder services fee (Note 5)	8,519
Payable for printing and postage	13,543
Accrued expenses	7,614
TOTAL LIABILITIES		188,050
Net assets for 9,665,455 shares outstanding		$105,435,662
Net Assets Consist of:
Paid-in capital		$103,787,369
Net unrealized appreciation of investments, and translation of assets and liabilities in foreign currency		4,525,834
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(3,405,207)
Undistributed net investment income		527,666
TOTAL NET ASSETS		$105,435,662
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$67,496,663 ÷ 6,185,457 shares outstanding, no par value, unlimited shares authorized		$10.91
Select Shares:
$37,938,999 ÷ 3,479,998 shares outstanding, no par value, unlimited shares authorized		$10.90

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Dividends (including $2,349,685 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $103)			$2,349,685
Interest			52,102
Investment income allocated from affiliated partnerships (Note 5)			1,158,948
TOTAL INCOME			3,560,735
Expenses:
Investment adviser fee (Note 5)		$829,419
Administrative personnel and services fee (Note 5)		190,000
Custodian fees		3,683
Transfer and dividend disbursing agent fees and expenses (Note 5)		104,598
Directors'/Trustees' fees		4,145
Auditing fees		22,158
Legal fees		6,984
Portfolio accounting fees (Note 5)		51,939
Distribution services fee--Select Shares (Note 5)		297,133
Shareholder services fee--Institutional Shares (Note 5)		177,429
Shareholder services fee--Select Shares (Note 5)		99,044
Share registration costs		29,955
Printing and postage		31,305
Insurance premiums		14,286
Miscellaneous		7,868
EXPENSES BEFORE ALLOCATION		1,869,946
Expenses allocated from partnerships		27,805
TOTAL EXPENSES		1,897,751
Waivers and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(171,203)
Waiver of administrative personnel and services fee	(33,895)
Waiver of distribution services fee--Select Shares	(99,044)
Waiver/reimbursement of shareholder services fee--Institutional Shares	(156,842)
Reimbursement of shareholder services fee--Select Shares	(8,361)
TOTAL WAIVERS AND REIMBURSEMENTS		(469,345)
Net expenses			1,428,406
Net investment income			2,132,329
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions (including realized loss of $19,786 on sales of investments in affiliated issuers) (Note 5)			(333,403)
Net realized gain on futures contracts			352,169
Net realized gain allocated from partnerships			941,076
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			3,864,966
Net realized and unrealized gain on investments, foreign currency and futures contracts			4,824,808
Change in net assets resulting from operations			$6,957,137

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,132,329	$2,402,376
Net realized gain on investments including allocation from partnerships, foreign currency transactions and futures contracts	959,842	3,077,772
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	3,864,966	5,882,858
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,957,137	11,363,006
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,113,046)	(1,878,257)
Select Shares	(882,121)	(678,228)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,995,167)	(2,556,485)
Share Transactions:
Proceeds from sale of shares	22,506,202	19,029,377
Net asset value of shares issued to shareholders in payment of distributions declared	2,405,588	1,994,868
Cost of shares redeemed	(36,924,994)	(31,667,013)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,013,204)	(10,642,768)
Change in net assets	(8,051,234)	(1,836,247)
Net Assets:
Beginning of period	113,486,896	115,323,143
End of period (including undistributed net investment income of $527,666 and $1,378,955, respectively)	$105,435,662	$113,486,896

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Conservative Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and capital appreciation. The Fund offers two classes of shares: Institutional Shares and Select Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities Exchange Commission (SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania (FEMCOPA) or its affiliates.

Fund	Investment Objective
Federated Intermediate Corporate Bond Fund, IS Shares (Intermediate Corporate Bond)	To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)	To provide total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital Appreciation)	To provide long-term growth of capital.
Federated Mortgage Core Portfolio (Mortgage Core)	To provide total return.
Federated U.S. Government Securities Fund 2-5 Years, IS Shares (Gov 2-5)	To provide current income.
Federated U.S. Government Bond Fund (Government Bond)	To provide total return.
High Yield Bond Fund Portfolio (HYCORE)	To provide high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

Fund	Investment Objective
Capital Appreciation Core Fund (Capital Core)	To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE)	To provide high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock (bond) index futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a stock (bond) index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2004, the Fund had a realized gain of $352,169 on futures contracts.

At November 30, 2004, the Fund had no open futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended November 30	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,390,977	$14,869,173	1,503,111	$14,823,213
Shares issued to shareholders in payment of distributions declared	153,646	1,621,347	140,490	1,388,848
Shares redeemed	(2,453,781)	(26,127,201)	(2,470,974)	(24,369,765)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(909,158)	$(9,636,681)	(827,373)	$(8,157,704)

Year Ended November 30	2004		2003
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	708,515	$7,637,029	421,880	$4,206,164
Shares issued to shareholders in payment of distributions declared	74,343	784,241	61,334	606,020
Shares redeemed	(1,017,174)	(10,797,793)	(740,182)	(7,297,248)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(234,316)	$(2,376,523)	(256,968)	$(2,485,064)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,143,474)	$(12,013,204)	(1,084,341)	$(10,642,768)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, and tax-allocated income from partnerships.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$119,343	$11,549	$(130,892)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$2,995,167	$2,556,485

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$527,667
Net unrealized appreciation	$4,301,713
Capital loss carryforward	$3,181,087

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is due in part to differing treatments for the tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2004, the cost of investments for federal tax purposes was $101,096,348. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $4,301,499. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,008,600 and net unrealized depreciation from investments for those securities having an excess of cost over value of $707,101.

At November 30, 2004, the Fund had a capital loss carryforward of $3,181,087 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 866,952
2010	$2,314,135

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended November 30, 2004, the fees paid to FEMCOPA and FIMCO were $578,343 and $56,613, respectively, after voluntary waiver, if applicable.

Certain of the Fund's assets are managed by FIMCO (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income earned from investments in these funds is recorded as income in the accompanying financial statements as listed below:

Capital Appreciation Core Fund	$1,061,845
Emerging Markets Fixed Income Core Fund	$97,103
Federated Intermediate Corporate Bond Fund	$710,651
Federated Mortgage Core Portfolio	$772,225
Federated U.S. Government Securities Fund 2-5 Years	$260,605
Federated U.S. Government Bond Fund	$182,219
High Yield Bond Portfolio	$396,326
Prime Value Obligations Fund	$27,659

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Select Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive/and or reimburse any portion of its fee. FSSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $67,187, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $5,760, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$30,678,282
Sales	$31,199,000

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolios securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2004, 32.4% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2004, 31.4% qualify for the dividend received deduction available to corporate shareholders.

Report of independent registered public accounting firm

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF FEDERATED CONSERVATIVE ALLOCATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Conservative Allocation Fund (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Conservative Allocation Fund as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 21, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1993	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1993	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT Began serving: November 1999	John W. Harris has been the Fund's Portfolio Manager since November 1998. He is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Conservative Allocation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314212408
Cusip 314212309

G00872-01 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Moderate Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL SHAREHOLDER REPORT

November 30, 2004

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.17		$ 9.99	$10.91		$12.33	$13.55
Income From Investment Operations:
Net investment income	0.19		0.17	0.22	[1]	0.29	0.39 [2]
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.72		1.18	(0.95	) [1]	(0.89)	(0.64)
TOTAL FROM INVESTMENT OPERATIONS	0.91		1.35	(0.73)		(0.60)	(0.25)
Less Distributions:
Distributions from net investment income	(0.24)		(0.17)	(0.19)		(0.30)	(0.36)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--	--		(0.52)	(0.61)
TOTAL DISTRIBUTIONS	(0.24)		(0.17)	(0.19)		(0.82)	(0.97)
Net Asset Value, End of Period	$11.84		$11.17	$ 9.99		$10.91	$12.33
Total Return [3]	8.24	% [4]	13.68%	(6.76)%		(5.17)%	(2.19)%

Ratios to Average Net Assets:
Expenses	1.03%		1.20%	1.09%		1.09%	1.07%
Net investment income	1.64%		1.69%	2.16	% [1]	2.70%	2.89%
Expense waiver/reimbursement [5]	0.37%		0.20%	0.20%		0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$88,612		$91,789	$95,288		$125,741	$161,366
Portfolio turnover	24%		121%	23%		36%	72%

1 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 2.25% to 2.16%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Select Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.15		$ 9.96	$10.87		$12.29	$13.51
Income From Investment Operation:
Net investment income	0.11		0.10	0.15	[1]	0.23	0.30 [2]
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.72		1.19	(0.94	) [1]	(0.91)	(0.64)
TOTAL FROM INVESTMENT OPERATIONS	0.83		1.29	(0.79)		(0.68)	(0.34)
Less Distributions:
Distributions from net investment income	(0.16)		(0.10)	(0.12)		(0.22)	(0.27)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--	--		(0.52)	(0.61)
TOTAL DISTRIBUTIONS	(0.16)		(0.10)	(0.12)		(0.74)	(0.88)
Net Asset Value, End of Period	$11.82		$11.15	$ 9.96		$10.87	$12.29
Total Return [3]	7.50	% [4]	13.03%	(7.36)%		(5.89)%	(2.87)%

Ratios to Average Net Assets:
Expenses	1.73%		1.90%	1.79%		1.79%	1.77%
Net investment income	0.94%		0.99%	1.46	% [1]	2.00%	2.19%
Expense waiver/reimbursement [5]	0.42%		0.25%	0.25%		0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,954		$56,747	$58,706		$76,065	$89,725
Portfolio turnover	24%		121%	23%		36%	72%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 1.55% to 1.46%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on the total return. See Notes to Financial Statements (Note 5).

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,044.00	$5.21
Select Shares	$1,000	$1,040.40	$8.77
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,019.90	$5.15
Select Shares	$1,000	$1,016.40	$8.67

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	1.02%
Select Shares	1.72%

Management's Discussion of Fund Performance

The Federated Moderate Allocation Fund's Institutional and Select Shares had total returns of 8.24% and 7.50%, respectively, for the reporting period ended November 30, 2004. The Standard & Poor's 500 Stock Index (S&P 500) 1 and the Lehman Brothers Aggregate Bond Index (Lehman Aggregate) 2 had total returns of 12.86% and 4.44%, respectively.

MARKETS

Stock prices rose during the first three months of the reporting period before declining during the spring and summer months. The total return of the S&P 500 for December 2003 to February 2004 period was 8.67% and for the March 2004 to August 2004 period was (2.74)%. Stock prices rose again in the fall with the S&P 500 returning 6.78% for the September 2004 to November 2004 period. Foreign stock 3 returns benefited significantly from currency gains as indicated by gross returns for the Morgan Stanley Capital International (MSCI) All Country World Ex. U.S. Index 4 of 25.25% in dollars compared to 14.36% in local currency.

Interest rates fell during the first few months of the reporting period but then climbed significantly between the middle of March 2004 and early June 2004. Between March 16, 2004 and June 14, 2004, the average yield to maturity of the Lehman Aggregate increased from 3.73% to 4.94%. Interest rates were lower at the end the reporting period as indicated by the average yield to maturity of the Lehman Aggregate of 4.50%. Within the bond asset classes, high yield bonds and foreign bonds had the highest returns. Foreign developed market bond returns also benefited from currency gains.

1 Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made directly in an index.

2 Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

3 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

4 MSCI All Country World Ex. U.S. Index is an unmanaged index representing 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets.

FUND

The asset allocation of the fund is set relative to a neutral position of 60% equities and 40% in fixed income. During the reporting period, the fund benefited from a larger than neutral allocation to stocks that was maintained for the entire reporting period. The benefits from this larger allocation to stocks were greatest during stock market rallies in December of 2003 and November of 2004. The returns of the fund were reduced by this strategy during July and August of 2004 when interest rates and stock prices declined.

Within the equity portion, the fund maintained a larger than neutral allocation to foreign stocks. This allocation benefited the returns of the fund primarily due to an increase in the value of foreign currencies relative to the U.S. dollar. The returns of the stock portion of the fund were negatively affected by the performance, verses their benchmarks, of the two stock mutual funds owned by the fund, the Capital Appreciation Core Fund, and the Federated International Capital Appreciation Fund. Both funds underperformed their respective benchmarks, the S&P 500 Index and the MSCI All Country World Ex. U.S. Index.

Within the bond portion, the fund maintained a shorter duration than the Lehman Aggregate and a higher relative allocation to high-yield bonds and foreign bonds. 5 Overall, the fund benefited from this strategy. From December 2003 to February 2004, the strategy detracted from returns but this loss was more than made up for by returns during the remainder of the reporting period. The benefits to this strategy were greatest during November of 2004 when interest rates were rising and the value of the dollar was falling.

In addition, the total return of the fund's shares reflects the negative impact of actual cash flows, transaction costs, and other expenses.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

5 Duration measures a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in the Federated Moderate Allocation Fund (Institutional Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Lehman Brothers Aggregate Bond Index (LBAB), 2 the Standard & Poor's 500 Index (S&P 500), 2 and the 60% Standard & Poor's 500 Index/40% Lehman Brothers Aggregate Bond Index (60% S&P 500/40% LBAB). 2

Average Annual Total Returns for the Period Ended 11/30/2004
1 Year	8.24%
5 Years	1.25%
10 Years	7.34%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, S&P 500, and the 60% S&P 500/40% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBAB, S&P 500, and the 60% S&P 500/40% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and unlike the Fund, are not affected by cashflows.

GROWTH OF A $10,000 INVESTMENT - SELECT SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Moderate Allocation Fund (Select Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Lehman Brothers Aggregate Bond Index (LBAB), 2 the Standard & Poor's 500 Index (S&P 500), 2 and the 60% Standard & Poor's 500 Index/40% Lehman Brothers Aggregate Bond Index (60% S&P 500/40% LBAB). 2

Average Annual Total Returns for the Period Ended 11/30/2004
1 Year	7.50%
5 Years	0.57%
10 Years	6.60%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, S&P 500, and the 60% S&P 500/40% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBAB, S&P 500, and the 60% S&P 500/40% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and unlike the Fund, are not affected by cashflows.

Portfolio of Investments Summary Table

At November 30, 2004, the Fund's portfolio composition 1 by asset class was as follows:

Asset Class	Percentage of Total Net Assets
Equity Funds	70.1%
Fixed-Income Funds	29.1%
Cash Equivalents [2]	0.9%
Other Assets and Liabilities-Net [3]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2004

Shares or Principal Amount		Value in U.S. Dollars
	MUTUAL FUNDS--99.2% [1]
7,836,664	Capital Appreciation Core Fund	$87,817,110
89,705	Emerging Markets Fixed Income Core Fund	1,427,352
1,248,816	Federated Intermediate Corporate Bond Fund, Class IS	12,687,968
115,342	Federated International Bond Fund, Class A Shares	1,456,767
1,445,420	Federated International Capital Appreciation Fund, Class A Shares	13,500,220
1,219,220	Federated Mortgage Core Portfolio	12,375,080
608,215	Federated U.S. Government Securities Fund 2-5 Years, Class IS	6,860,668
334,318	Federated U.S. Government Bond Fund	3,817,910
484,771	High Yield Bond Portfolio	3,412,790
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $134,402,568)	143,355,865
	REPURCHASE AGREEMENT--0.9%
$1,318,000	Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.080%, dated 11/30/2004, to be repurchased at $1,318,076 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $2,060,004,602 (AT AMORTIZED COST)	1,318,000
	TOTAL INVESTMENTS--100.1% (IDENTIFIED COST $135,720,568) [2]	144,673,865
	OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(108,627)
	TOTAL NET ASSETS--100%	$144,565,238

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $135,924,414.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Total investments in securities, at value including $143,355,865 of investments in affiliated issuers (Note 5) (identified cost $135,720,568)		$144,673,865
Cash		11,512
Cash denominated in foreign currency (identified cost $388)		421
Income receivable		149,161
Receivable for shares sold		108,274
TOTAL ASSETS		144,943,233
Liabilities:
Payable for shares redeemed	$258,984
Payable for transfer and dividend disbursing agent fees and expenses	66,550
Payable for distribution services fee (Note 5)	22,977
Payable for shareholder services fee (Note 5)	11,891
Accrued expenses	17,593
TOTAL LIABILITIES		377,995
Net assets for 12,219,894 shares outstanding		$144,565,238
Net Assets Consist of:
Paid-in capital		$143,600,235
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency		8,954,386
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(8,624,246)
Undistributed net investment income		634,863
TOTAL NET ASSETS		$144,565,238
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$88,611,719 ÷ 7,484,623 shares outstanding, no par value, unlimited shares authorized		$11.84
Select Shares:
$55,953,519 ÷ 4,735,271 shares outstanding, no par value, unlimited shares authorized		$11.82

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Dividends (including $1,794,226 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $154)			$1,794,226
Interest			52,914
Investment income allocated from affiliated partnerships (Note 5)			2,057,350
TOTAL INCOME			3,904,490
Expenses:
Investment adviser fee (Note 5)		$1,099,061
Administrative personnel and services fee		190,000
Custodian fees		5,542
Transfer and dividend disbursing agent fees and expenses (Note 5)		160,717
Directors'/Trustees' fees		3,395
Auditing fees		18,060
Legal fees		6,054
Portfolio accounting fees (Note 5)		51,039
Distribution services fee--Select Shares (Note 5)		420,283
Shareholder services fee--Institutional Shares (Note 5)		226,259
Shareholder services fee--Select Shares (Note 5)		140,095
Share registration costs		27,281
Printing and postage		39,920
Insurance premiums		16,226
Miscellaneous		9,994
EXPENSES BEFORE ALLOCATION		2,413,926
Expenses allocated from partnerships		51,049
TOTAL EXPENSES		2,464,975
Waivers and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(179,808)
Waiver of administrative personnel and services fee	(33,535)
Waiver of distribution services fee--Select Shares	(140,095)
Waiver/reimbursement of shareholder services fee--Institutional Shares	(202,162)
Reimbursement of shareholder services fee--Select Shares	(13,117)
TOTAL WAIVERS AND REIMBURSEMENTS		(568,717)
Net expenses			1,896,258
Net investment income			2,008,232
Realized and Unrealized Gain on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized gain of $686,482 on sales of investments in affiliated issuers) (Note 5)			548,071
Net realized gain on futures contracts			258,042
Net realized gain allocated from partnerships			1,691,119
Net increase due to reimbursement from Adviser (Note 5)			47,756
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			6,785,229
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts			9,330,217
Change in net assets resulting from operations			$11,338,449

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,008,232	$2,062,836
Net realized gain on investments including allocation from partnerships, foreign currency transactions and futures contracts	2,497,232	9,005,815
Net increase due to reimbursement from Adviser (Note 5)	47,756	_
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	6,785,229	6,670,467
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,338,449	17,739,118
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,904,259)	(1,519,492)
Select Shares	(787,813)	(529,828)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,692,072)	(2,049,320)
Share Transactions:
Proceeds from sale of shares	27,881,667	19,862,598
Net asset value of shares issued to shareholders in payment of distributions declared	2,360,123	1,727,524
Cost of shares redeemed	(42,859,540)	(42,737,074)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,617,750)	(21,146,952)
Change in net assets	(3,971,373)	(5,457,154)
Net Assets:
Beginning of period	148,536,611	153,993,765
End of period (including undistributed net investment income of $634,863 and $1,305,928, respectively)	$144,565,238	$148,536,611

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Moderate Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Select Shares. The primary investment objective of the Fund is to seek capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities Exchange Commission (SEC), the Fund may also invest in the following open-end management companies ("Fund Investments"), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania (FEMCOPA) or its affiliates.

Fund	Investment Objective
Federated Intermediate Corporate Bond Fund, IS Shares (Intermediate Corporate Bond)	To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)	To provide total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital Appreciation)	To provide long-term growth of capital.
Federated Mortgage Core Portfolio (Mortgage Core)	To provide total return.
Federated U.S. Government Securities Fund 2-5 Years, IS Shares (Gov 2-5)	To provide current income.
Federated U.S. Government Bond Fund (Government Bond)	To provide total return.
High Yield Bond Fund Portfolio (HYCORE)	To provide high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to an Exemptive Order issued by the SEC, the Fund may also invest in the following portfolios ("Portfolios") of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

Fund	Investment Objective
Capital Appreciation Core Fund (Capital Core)	To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE)	To provide high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gain and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discount on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock (bond) index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock (bond) index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the year ended November 30, 2004, the Fund had a net realized gain of $258,042 on futures contracts.

At November 30, 2004, the Fund had no open futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended November 30	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,691,673	$19,479,826	1,364,181	$13,752,240
Shares issued to shareholders in payment of distributions declared	143,192	1,623,171	120,801	1,235,050
Shares redeemed	(2,569,272)	(29,618,136)	(2,803,892)	(28,320,189)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(734,407)	$(8,515,139)	(1,318,910)	$(13,332,899)

Year Ended November 30	2004		2003
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	731,095	$8,401,841	602,008	$6,110,358
Shares issued to shareholders in payment of distributions declared	65,220	736,952	48,227	492,474
Shares redeemed	(1,152,105)	(13,241,404)	(1,453,082)	(14,416,885)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(355,790)	$(4,102,611)	(802,847)	$(7,814,053)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,090,197)	$(12,617,750)	(2,121,757)	$(21,146,952)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities and tax allocated income from partnerships.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(71,049)	$12,775	$58,274

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$2,692,072	$2,049,320

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$634,863
Net unrealized appreciation	$8,954,386
Capital loss carryforward	$8,420,400

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is due in part to differing treatments for the tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2004, the cost of investments for federal tax purposes was $135,924,414. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $8,749,451. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $9,316,166 and net unrealized depreciation from investments for those securities having an excess of cost over value of $566,715.

At November 30, 2004, the Fund had a capital loss carryforward of $8,420,400 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,642,701
2010	$6,777,699

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fee. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended November 30, 2004, the fees paid to FEMCOPA and FIMCO were $833,610 and $85,643, respectively, after voluntary waiver, if applicable.

Certain of the Fund's assets are managed by FIMCO (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the SEC, the Fund may also invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income earned from investments in these funds is recorded as income in the accompanying financial statements as listed below:

Capital Appreciation Core Fund	$1,981,672
Emerging Markets Fixed Income Core Fund	$75,678
Federated Intermediate Corporate Bond Fund	$544,550
Federated Mortgage Core Portfolio	$595,577
Federated U.S. Government Bond Fund	$139,967
Federated U.S. Government Securities Fund 2-5 Years	$184,734
High Yield Bond Portfolio	$298,208
Prime Value Obligations Fund	$31,190

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Institutional Shares and Select Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $87,390, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $5,857, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $47,756, which relates to a contribution to Paid-in Capital for detrimentral impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds'closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$34,153,066
Sales	$29,388,000

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolios securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned, and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2004, 69.3% of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2004, 58.5% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF FEDERATED MODERATE ALLOCATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Moderate Allocation Fund (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Moderate Allocation Fund as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 21, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1993	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/
Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1993	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT Began serving: November 1999	John W. Harris has been the Fund's Portfolio Manager since November 1998. He is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings"and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Moderate Allocation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314212606
Cusip 314212507

G00871-01 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Growth Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL SHAREHOLDER REPORT

November 30, 2004

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.30		$ 9.93	$11.39		$13.42	$15.17
Income From Investment Operations:
Net investment income	0.10	[1]	0.08 [1]	0.12	[2]	0.18	0.27 [1]
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.93		1.36	(1.47	) [2]	(1.39)	(1.02)
TOTAL FROM INVESTMENT OPERATIONS	1.03		1.44	(1.35)		(1.21)	(0.75)
Less Distributions:
Distributions from net investment income	(0.04)		(0.07)	(0.11)		(0.18)	(0.22)
Distributions from paid-in capital [3]	--		--	--		(0.03)	--
Distributions from net realized gains on investments, foreign currency transactions and futures contracts	--		--	--		(0.61)	(0.78)
TOTAL DISTRIBUTIONS	(0.04)		(0.07)	(0.11)		(0.82)	(1.00)
Net Asset Value, End of Period	$12.29		$11.30	$ 9.93		$11.39	$13.42
Total Return [4]	9.11	% [5]	14.56%	(11.95)%		(9.55)%	(5.48)%

Ratios to Average Net Assets:
Expenses	1.30%		1.41%	1.28	% [6]	1.27%	1.16%
Net investment income	0.78%		0.78%	0.98	% [2]	1.52%	1.81%
Expense waiver/reimbursement [7]	0.36%		0.22%	0.20%		0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,261		$46,069	$48,840		$69,632	$83,495
Portfolio turnover	20%		145%	14%		43%	86%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 1.01% to 0.98%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

6 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Select Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.28		$ 9.92	$11.38		$13.40	$15.15
Income From Investment Operations:
Net investment income	0.01	[1]	0.01 [1]	0.03	[2]	0.10	0.17 [1]
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.93		1.36	(1.46	) [2]	(1.39)	(1.02)
TOTAL FROM INVESTMENT OPERATIONS	0.94		1.37	(1.43)		(1.29)	(0.85)
Less Distributions:
Distributions from net investment income	(0.00)		(0.01)	(0.03)		(0.10)	(0.12)
Distributions from paid-in capital [3]	--		--	--		(0.02)	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--	--		(0.61)	(0.78)
TOTAL DISTRIBUTIONS	(0.00)		(0.01)	(0.03)		(0.73)	(0.90)
Net Asset Value, End of Period	$12.22		$11.28	$ 9.92		$11.38	$13.40
Total Return [4]	8.33	% [5]	13.81%	(12.60)%		(10.18)%	(6.15)%

Ratios to Average Net Assets:
Expenses	2.00%		2.11%	1.98	% [6]	1.97%	1.86%
Net investment income	0.10%		0.08%	0.28	% [2]	0.82%	1.13%
Expense waiver/reimbursement [7]	0.41%		0.27%	0.25%		0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,684		$38,481	$38,719		$59,463	$72,377
Portfolio turnover	20%		145%	14%		43%	86%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 0.31% to 0.28%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on the total return. See Notes to Financial Statements (Note 5).

6 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,042.40	$ 6.54
Select Shares	$1,000	$1,039.10	$10.09
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,018.60	$ 6.46
Select Shares	$1,000	$1,015.10	$ 9.97

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	1.28%
Select Shares	1.98%

Management's Discussion of Fund Performance

The Federated Growth Allocation Fund's Institutional and Select Shares had total returns of 9.11% and 8.33%, respectively, for the reporting period ended November 30, 2004. The Standard & Poor's 500 Stock Index (S&P 500) 1 and the Lehman Brothers Aggregate Bond Index (Lehman Aggregate) 2 had total returns of 12.86% and 4.44%, respectively.

MARKETS

Stock prices rose during the first three months of the reporting period before declining during the spring and summer months. The total return of the S&P 500 for December 2003 to February 2004 period was 8.67% and for the March 2004 to August 2004 period was (2.74)%. Stock prices rose again in the fall with the S&P 500 returning 6.78% for the September 2004 to November 2004 period. Foreign stock 3 returns benefited significantly from currency gains as indicated by gross returns for the MSCI All Country World Ex USA Index 4 of 25.25% in dollars compared to 14.36% in local currency.

Interest rates fell during the first few months of the reporting period but then climbed significantly between the middle of March 2004 and early June 2004. Between March 16, 2004 and June 14, 2004, the average yield to maturity of the Lehman Aggregate increased from 3.73% to 4.94%. Interest rates were lower at the end the reporting period as indicated by the average yield to maturity of the Lehman Aggregate of 4.50%. Within the bond asset classes, high yield bonds and foreign bonds had the highest returns. Foreign developed market bond returns also benefited from currency gains.

1 Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made directly in an index.

2 Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

3 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

4 Morgan Stanley Capital International (MSCI)--All Country World Index Ex. U.S, is an unmanaged index representing 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets.

FUND

The asset allocation of the fund is set relative to a neutral position of 80% equities and 20% in fixed income. During the reporting period, the fund benefited from a larger than neutral allocation to stocks that was maintained for the entire reporting period. The benefits from this larger allocation to stocks were greatest during stock market rallies in December 2003 and November 2004. The returns of the fund were reduced by this strategy during July and August 2004, when interest rates and stock prices declined.

Within the equity portion, the fund maintained a larger than neutral allocation to foreign stocks. This allocation benefited the returns of the fund primarily due to an increase in the value of foreign currencies relative to the U.S. dollar. The returns of the stock portion of the fund were negatively affected by the performance, verses their benchmarks, of the two stock mutual funds owned by the fund, the Capital Appreciation Core Fund and the Federated International Capital Appreciation Fund. Both funds underperformed their respective benchmarks, the S&P 500 Index and the MSCI All Country World Ex USA Index.

Within the bond portion, the fund maintained a shorter duration than the Lehman Aggregate and a higher relative allocation to high yield bonds and foreign bonds. 5 Overall, the fund benefited from this strategy. From December 2003 to February 2004, the strategy detracted from returns but this loss was more than made up for by returns during the remainder of the reporting period. The benefits to this strategy were greatest during November 2004 when interest rates were rising and the value of the dollar was falling.

In addition, the total return of the fund's shares reflects the negative impact of actual cashflows, transaction costs and other expenses.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

5 Duration measures a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in the Federated Growth Allocation Fund (Institutional Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Lehman Brothers Aggregate Bond Index (LBAB), 2 the Standard & Poor's 500 Index (S&P 500), 2 and the 80% Standard & Poor's 500 Index/20% Lehman Brothers Aggregate Bond Index (80% S&P 500/20% LBAB). 2

Average Annual Total Returns for the Period Ended 11/30/2004
1 Year	9.11%
5 Years	(1.17)%
10 Years	6.74%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, S&P 500, and the 80% S&P 500/20% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBAB, S&P 500, and the 80% S&P 500/20% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and unlike the Fund, are not affected by cashflows.

GROWTH OF A $10,000 INVESTMENT - SELECT SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Growth Allocation Fund (Select Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Lehman Brothers Aggregate Bond Index (LBAB), 2 the Standard & Poor's 500 Index (S&P 500), 2 and the 80% Standard & Poor's 500 Index/20% Lehman Brothers Aggregate Bond Index (80% S&P 500/20% LBAB). 2

Average Annual Total Returns for the Period Ended 11/30/2004
1 Year	8.33%
5 Years	(1.88)%
10 Years	6.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, S&P 500, and the 80% S&P 500/20% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBAB, S&P 500, and the 80% S&P 500/20% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and unlike the Fund, are not affected by cashflows.

Portfolio of Investments Summary Table

At November 30, 2004, the Fund's portfolio composition 1 by asset class was as follows:

Asset Class	Percentage of Total Net Assets
Equity Funds	90.4%
Fixed Income Funds	8.3%
Cash Equivalents [2]	1.7%
Other Assets and Liabilities--Net [3]	(0.4)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2004

Shares or Principal Amount		Value in U.S. Dollars
	MUTUAL FUNDS--98.7% [1]
5,738,123	Capital Appreciation Core Fund	$64,301,005
14,446	Emerging Markets Fixed Income Core Fund	229,863
200,929	Federated Intermediate Corporate Bond Fund, Class IS	2,041,438
18,569	Federated International Bond Fund, Class A Shares	234,522
1,050,888	Federated International Capital Appreciation Fund, Class A Shares	9,815,298
196,229	Federated Mortgage Core Portfolio	1,991,729
97,893	Federated U.S. Government Securities Fund 2-5 years, Class IS	1,104,230
53,798	Federated U.S. Government Bond Fund	614,369
77,953	High Yield Bond Portfolio	548,790
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $74,579,202)	80,881,244
	REPURCHASE AGREEMENT--1.7%
$1,424,000	Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.080%, dated 11/30/2004 to be repurchased at $1,424,081 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $2,060,004,602 (AT AMORTIZED COST)	1,424,000
	TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $76,003,202) [2]	82,305,244
	OTHER ASSETS AND LIABILITIES - NET--(0.4)%	(359,423)
	TOTAL NET ASSETS--100%	$81,945,821

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $76,017,717.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Total investments in securities, at value including $80,881,244 of investments in affiliated issuers (Note 5) (identified cost $76,003,202)		$82,305,244
Cash		7,780
Cash denominated in foreign currencies (identified cost $290)		315
Income receivable		23,486
Receivable for shares sold		69,095
TOTAL ASSETS		82,405,920
Liabilities:
Payable for shares redeemed	$348,234
Payable for transfer and dividend disbursing agent fees and expenses	52,762
Payable for portfolio accounting fees	3,541
Payable for distribution services fee (Note 5)	15,885
Payable for shareholder services fee (Note 5)	9,730
Payable for printing and postage	8,629
Accrued expenses	21,318
TOTAL LIABILITIES		460,099
Net assets for 6,684,708 shares outstanding		$81,945,821
Net Assets Consist of:
Paid-in capital		$88,153,777
Net unrealized appreciation of investments, and translation of assets and liabilities in foreign currency		6,302,885
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(12,803,418)
Undistributed net investment income		292,577
TOTAL NET ASSETS		$81,945,821
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$43,261,353 ÷ 3,519,060 shares outstanding, no par value, unlimited shares authorized		$12.29
Select Shares:
$38,684,468 ÷ 3,165,648 shares outstanding, no par value, unlimited shares authorized		$12.22

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Dividends (including $273,861 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $115)		$291,963
Interest		4,168
Investment income allocated from affiliated partnerships (Note 5)		1,443,338
TOTAL INCOME		1,739,469
Expenses:
Investment adviser fee (Note 5)	$623,635
Administrative personnel and services fee (Note 5)	190,000
Custodian fees	9,269
Transfer and dividend disbursing agent fees and expenses (Note 5)	136,896
Directors'/Trustees' fees	3,141
Auditing fees	21,476
Legal fees	7,248
Portfolio accounting fees (Note 5)	51,614
Distribution services fee--Select Shares (Note 5)	285,340
Shareholder services fee--Institutional Shares (Note 5)	112,765
Shareholder services fee--Select Shares (Note 5)	95,114
Share registration costs	28,277
Printing and postage	40,758
Insurance premiums	13,988
Taxes	761
Miscellaneous	9,172
Expenses before allocation	1,629,454
Expenses allocated from partnerships	36,758
TOTAL EXPENSES	1,666,212

Statement of Operations - continued

Year Ended November 30, 2004

Waivers and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(77,493)
Waiver of administrative personnel and services fee	(34,169)
Waiver of distribution services fee--Select Shares	(95,114)
Waiver/reimbursement of shareholder services fee--Institutional Shares	(102,129)
Reimbursement of shareholder services fee--Select Shares	(10,080)
Reimbursement of other operating expenses	(761)
TOTAL WAIVERS, EXPENSE REDUCTIONS AND REIMBURSEMENTS		$(319,746)
Net expenses			$1,346,466
Net investment income			393,003
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized gain of $237,638 on sales of investments in affiliated issuers) (Note 5)			203,646
Net realized gain on futures contracts			184,130
Net realized gain allocated from partnerships			1,225,610
Net increase due to reimbursement from Adviser (Note 5)			44,107
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			5,020,986
Net realized and unrealized gain on investments, foreign currency and futures contracts			6,678,479
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$7,071,482

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$393,003	$378,254
Net realized gain on investments including allocation from partnerships, foreign currency transactions and futures contracts	1,613,386	3,485,584
Net increase due to reimbursement from Adviser (Note 5)	44,107	--
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	5,020,986	6,457,272
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,071,482	10,321,110
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(144,650)	(298,339)
Select Shares	--	(30,072)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(144,650)	(328,411)
Share Transactions:
Proceeds from sale of shares	19,728,036	15,472,010
Net asset value of shares issued to shareholders in payment of distributions declared	126,745	283,273
Cost of shares redeemed	(29,385,651)	(28,756,677)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,530,870)	(13,001,394)
Change in net assets	(2,604,038)	(3,008,695)
Net Assets:
Beginning of period	84,549,859	87,558,554
End of period (including undistributed net investment income of $292,577 and $40,253, respectively)	$81,945,821	$84,549,859

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Growth Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation. The Fund offers two classes of shares: Institutional Shares and Select Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities Exchange Commission (SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania (FEMCOPA) or its affiliates.

Fund	Investment Objective
Federated Intermediate Corporate Bond Fund, IS Shares (Intermediate Corporate Bond)	To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)	To provide total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital Appreciation)	To provide long-term growth of capital.
Federated Mortgage Core Portfolio (Mortgage Core)	To provide total return.
Federated U.S. Government Securities Fund 2-5 Years, IS Shares (Gov 2-5)	To provide current income.
Federated U.S. Government Bond Fund (Government Bond)	To provide total return.
High Yield Bond Fund Portfolio (HYCORE)	To provide high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios ("Portfolios") of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

Fund	Investment Objective
Capital Appreciation Core Fund (Capital Core)	To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE)	To provide high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of Emcore's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400. The financial statements of Capital Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invests a significant portion of its assets. The financial statements of Capital Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Capital Core is discussed in the notes to its financial statements.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase and reverse repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock (bond) index futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a stock (bond) index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2004, the Fund had a realized gain of $184,130 on futures contracts.

At November 30, 2004, the Fund had no open futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended November 30	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,094,247	$13,012,304	1,017,141	$10,317,113
Shares issued to shareholders in payment of distributions declared	10,873	126,745	25,784	254,443
Shares redeemed	(1,661,362)	(19,759,739)	(1,886,915)	(18,773,438)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(556,242)	$(6,620,690)	(843,990)	$(8,201,882)

Year Ended November 30	2004		2003
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	567,710	$6,715,732	513,511	$5,154,897
Shares issued to shareholders in payment of distributions declared	--	--	3,068	28,830
Shares redeemed	(813,835)	(9,625,912)	(1,008,644)	(9,983,239)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(246,125)	$(2,910,180)	(492,065)	$(4,799,512)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(802,367)	$(9,530,870)	(1,336,055)	$(13,001,394)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, and tax allocated income from partnerships.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(93,962)	$3,971	$89,991

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$144,650	$328,411

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$292,577
Net unrealized appreciation	$6,287,527
Capital loss carryforward	$12,788,903

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is due in part to differing treatments for the tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2004, the cost of investments for federal tax purposes was $76,017,717. The net unrealized appreciation of investments for federal tax purposes was $6,287,527. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,324,014 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,487.

At November 30, 2004, the Fund had a capital loss carryforward of $12,788,903 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$5,663,271
2010	$ 7,125,632

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended November 30, 2004, the fees paid to FEMCOPA and FIMCO were $495,676 and $50,466, respectively, after voluntary waiver, if applicable.

Certain of the Fund's assets are managed by FIMCO (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the SEC, the Fund may also invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income earned from investments in these funds is recorded as income in the accompanying financial statements as listed below:

Capital Appreciation Core Fund	$1,433,461
Emerging Markets Fixed Income Core Fund	$9,877
Federated Intermediate Corporate Bond Fund	$74,506
Federated Mortgage Core Portfolio	$83,582
Federated U.S. Government Bond Fund	$19,906
Federated U.S. Government Securities Fund 2-5 Years	$26,743
High Yield Bond Portfolio	$48,967
Prime Value Obligations Fund	$20,157

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Select Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $80,912, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $5,607, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $44,107, which relates to a contribution to Paid in Capital for detrimentral impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$16,350,615
Sales	$14,437,002

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolios securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2004, 100.0% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2004, 74.4% qualifies for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF FEDERATED GROWTH ALLOCATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Growth Allocation Fund (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Growth Allocation Fund as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 21, 2005

Financial Highlights - Capital Appreciation Core Fund

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2004	Period Ended 11/30/2003	[1]
Net Asset Value, Beginning of Period	$10.14	$10.00
Income From Investment Operations:
Net investment income	0.25	0.01
Net realized and unrealized gain on investments	0.82	0.13
TOTAL FROM INVESTMENT OPERATIONS	1.07	0.14
Net Asset Value, End of Period	$11.21	$10.14
Total Return [2]	10.55%	1.40%

Ratios to Average Net Assets:
Expenses	0.05%	0.05	% [3]
Net investment income	2.09%	2.21	% [3]
Expense waiver/reimbursement [4]	0.08%	0.49	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$197,818	$185,555
Portfolio turnover	55%	8%

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example - Capital Appreciation Core Fund

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,042.80	$0.26
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.75	$0.25

1 Expenses are equal to the Fund's annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance -Capital Appreciation Core Fund

This report covers Capital Appreciation Core Fund's fiscal year performance period from December 1, 2003 through November 30, 2004. During this reporting period, the fund produced a total return 10.55%, based on net asset value (NAV). 1

The fund underperformed its benchmark, the S&P 500 Index, 2 which returned 12.86% during the same period. The fund outperformed its peer group as measured by the Lipper Large Cap Core Funds Average 3 category, which produced an average total return of 9.10% for the same period.

The past 12 months generated positive returns for most domestic and global equity market benchmarks, continuing the trend begun in the first quarter of 2003. In general, small and mid cap investment strategies outperformed large cap strategies during the reporting period and as a result, negatively influenced the fund's relative performance, as it had a larger market cap bias as compared to the index. Value-based strategies generally outperformed growth-based strategies as well. This positively influenced the fund's performance, as it had a slight value tilt during the period.

Sector allocation was a positive contributor to performance while stock selection was a negative contributor. From a sector positioning standpoint, the fund's returns were aided by being overweight Energy, Industrials and Telecommunication Services. The fund's returns were limited by its cash position in a rising market, as well as by being underweight Utilities and overweight Materials. On a stock selection basis, the fund's return was hindered by stock performance within Information Technology, Utilities and Healthcare. The fund benefited from stock performance within Energy and Industrials.

Top Contributors during the year were: Exxon Mobil Corp. , General Electric Co. , Transocean Sedco Forex, Inc. , Halliburton Co. , and Microsoft Corp. Bottom Contributors during the year were: Intel Corp. , Pfizer, Inc. , Cisco Systems, Inc. , Hewlett-Packard Co. , and Tenet Healthcare ..

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To view current to the most recent month-end performance and after-tax returns call 1-800-341-7400.

2 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

3 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges. Investments cannot be made in an average.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in Capital Appreciation Core Fund (the "Fund") from October 28, 2003 (start of performance) to November 30, 2004, compared to the S&P 500 Index. 2

Average Annual Total Return for the Period Ended 11/30/2004
1 Year	10.55%
Start of Performance (10/28/2003)	11.02%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, call 1-800-341-7400. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows.

Portfolio of Investments Summary Table - Capital Appreciation Core Fund

At November 30, 2004 the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Investments [2]
Financials	17.5%
Information Technology	16.9%
Industrials	13.1%
Healthcare	11.9%
Consumer Discretionary	11.0%
Consumer Staples	10.7%
Energy	8.2%
Telecommunication Services	5.1%
Materials	3.0%
Utilities	0.1%
Cash Equivalents [3]	2.5%
TOTAL	100.0%

1 Except for and Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Cash Equivalents includes any investments in money market mutual funds and investments in overnight repurchase agreements.

Portfolio of Investments - Capital Appreciation Core Fund

November 30, 2004

Shares			Value
		COMMON STOCKS--97.5%
		Consumer Discretionary--11.0%
51,900		Clear Channel Communications, Inc.	$1,747,992
42,500		Gap (The), Inc.	928,625
74,300		Home Depot, Inc.	3,102,025
29,200		Johnson Controls, Inc.	1,792,880
75,700		McDonald's Corp.	2,327,018
21,600		Nike, Inc., Class B	1,828,656
18,100		Omnicom Group, Inc.	1,466,100
48,700		Target Corp.	2,494,414
84,113		Viacom, Inc., Class B	2,918,721
120,200		Walt Disney Co.	3,230,976
		TOTAL	21,837,407
		Consumer Staples--10.6%
72,600		Altria Group, Inc.	4,173,774
56,500		Coca-Cola Co.	2,221,015
53,600		Gillette Co.	2,331,064
91,400		Kroger Co.	1,478,852
45,700		PepsiCo, Inc.	2,280,887
29,400		Procter & Gamble Co.	1,572,312
69,500		Sara Lee Corp.	1,631,860
102,900		Wal-Mart Stores, Inc.	5,356,974
		TOTAL	21,046,738
		Energy--8.2%
39,574		ChevronTexaco Corp.	2,160,740
19,500		ConocoPhillips	1,774,305
149,464		Exxon Mobil Corp.	7,660,030
61,700		Halliburton Co.	2,551,295
50,700	[1]	Transocean Sedco Forex, Inc.	2,041,689
		TOTAL	16,188,059
		Financials--17.6%
46,004		Allstate Corp.	2,323,202
27,916		American International Group, Inc.	1,768,479
60,792		Bank of America Corp.	2,812,846
64,500		Bank of New York Co., Inc.	2,122,695
96,965		Citigroup, Inc.	4,339,184
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
27,600		Federal National Mortgage Association	$1,896,120
30,100		Goldman Sachs Group, Inc.	3,153,276
97,500		J.P. Morgan Chase & Co.	3,670,875
19,400		Lehman Brothers Holdings, Inc.	1,625,332
58,400		MBNA Corp.	1,551,104
53,900		Merrill Lynch & Co., Inc.	3,002,769
57,400		Morgan Stanley	2,913,050
31,400		Wachovia Corp.	1,624,950
30,600		Wells Fargo & Co.	1,890,162
		TOTAL	34,694,044
		Healthcare--11.9%
34,700		Abbott Laboratories	1,456,012
46,200		Baxter International, Inc.	1,462,230
28,485	[1]	Biogen Idec, Inc.	1,671,500
51,200		Bristol-Myers Squibb Co.	1,203,200
33,500		Johnson & Johnson	2,020,720
46,600		McKesson HBOC, Inc.	1,377,030
55,500		Medtronic, Inc.	2,666,775
74,900		Merck & Co., Inc.	2,098,698
181,341		Pfizer, Inc.	5,035,840
85,500		Schering Plough Corp.	1,526,175
75,300		Wyeth	3,002,211
		TOTAL	23,520,391
		Industrials--13.1%
36,600		3M Co.	2,912,994
16,500		Caterpillar, Inc.	1,510,575
65,300		Cendant Corp.	1,480,351
16,200		Deere & Co.	1,162,026
19,100		FedEx Corp.	1,815,073
238,200		General Electric Co.	8,422,752
31,800		Ingersoll-Rand Co., Class A	2,366,556
46,800		Raytheon Co.	1,887,912
74,100		Tyco International Ltd.	2,517,177
58,100		Waste Management, Inc.	1,731,961
		TOTAL	25,807,377
		Information Technology--16.9%
54,800		Analog Devices, Inc.	2,024,860
306,700	[1]	Applied Materials, Inc.	5,103,488
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Information Technology--continued
202,500	[1]	Cisco Systems, Inc.	$3,788,775
55,700	[1]	Dell, Inc.	2,256,964
174,100		EMC Corp. Mass	2,336,422
29,300		IBM Corp.	2,761,232
163,300		Intel Corp.	3,649,755
51,600	[1]	KLA-Tencor Corp.	2,325,096
43,600	[1]	Lam Research Corp.	1,134,036
211,100		Microsoft Corp.	5,659,591
179,600	[1]	Oracle Corp.	2,273,736
		TOTAL	33,313,955
		Materials--3.0%
61,400		Alcoa, Inc.	2,086,372
42,600		Du Pont (E.I.) de Nemours & Co.	1,930,632
46,900		International Paper Co.	1,947,288
		TOTAL	5,964,292
		Telecommunication Services--5.1%
81,841		AT&T Corp.	1,497,690
86,900		BellSouth Corp.	2,330,658
111,600		SBC Communications, Inc.	2,808,972
84,918		Verizon Communications	3,501,169
		TOTAL	10,138,489
		Utilities--0.1%
12,700		NiSource, Inc.	276,733
		TOTAL COMMON STOCKS (IDENTIFIED COST $177,697,721)	192,787,485
		REPURCHASE AGREEMENTS--2.5%
$5,017,000		Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.08%, dated 11/30/2004, to be repurchased at $5,017,290 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $2,060,004,602 (at amortized cost)	5,017,000
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $182,714,721) [2]	197,804,485
		OTHER ASSETS AND LIABILITIES--0.0%	13,746
		TOTAL NET ASSETS--100%	$197,818,231

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $182,714,721.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Capital Appreciation Core Fund

November 30, 2004

Assets:
Total investments in securities, at value (identified cost $182,714,721)		$197,804,485
Cash		710
Income receivable		1,166,119
TOTAL ASSETS		198,971,314
Liabilities:
Payable for investments purchased	$1,119,968
Payable for custodian fees (Note 5)	1,567
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	6,683
Payable for portfolio accounting fees (Note 5)	3,495
Accrued expenses	21,370
TOTAL LIABILITIES		1,153,083
Net assets for 17,652,997 shares outstanding		$197,818,231
Net Assets Consist of:
Paid-in capital		$174,500,098
Net unrealized appreciation of investments		15,089,764
Accumulated net realized gain on investments		3,642,807
Undistributed net investment income		4,585,562
TOTAL NET ASSETS		$197,818,231
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$197,818,231 ÷ 17,652,997 shares outstanding		$11.21

See Notes which are an integral part of the Financial Statements

Statement of Operations - Capital Appreciation Core Fund

Year Ended November 30, 2004

Investment Income:
Dividends			$4,435,182
Interest			41,670
TOTAL INCOME			4,476,852
Expenses:
Administrative personnel and services fee (Note 5)		$156,745
Custodian fees (Note 5)		5,519
Transfer and dividend disbursing agent fees and expenses (Note 5)		12,584
Auditing fees		20,056
Legal fees		4,810
Portfolio accounting fees (Note 5)		78,337
Insurance premiums		7,869
Miscellaneous		320
TOTAL EXPENSES		286,240
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(156,745)
Reimbursement of other operating expenses	(15,064)
TOTAL WAIVER AND REIMBURSEMENT		(171,809)
Net expenses			114,431
Net investment income			4,362,421
Realized and Unrealized Gain on Investments:
Net realized gain on investments			3,813,589
Net change in unrealized appreciation of investments			12,487,319
Net realized and unrealized gain on investments			16,300,908
Change in net assets resulting from operations			$20,663,329

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Capital Appreciation Core Fund

	Year Ended 11/30/2004	Period Ended 11/30/2003 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,362,421	$223,141
Net realized gain (loss) on investments	3,813,589	(170,782)
Net change in unrealized appreciation/depreciation of investments	12,487,319	2,602,445
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,663,329	2,654,804
Share Transactions:
Contributions	28,600,100	182,900,100
Withdrawals	(37,000,001)	(101)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,399,901)	182,899,999
Change in net assets	12,263,428	185,554,803
Net Assets:
Beginning of period	185,554,803	--
End of period (including undistributed net investment income of $4,585,562 and $223,141, respectively)	$197,818,231	$185,554,803

1 For the period from October 28, 2003 (date of initial investment) to November 30, 2003.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements - Capital Appreciation Core Fund

November 30, 2004

1. ORGANIZATION

Capital Appreciation Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the state of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of two portfolios. The financial statements included herein are only those of the Fund. The investment objective of the Fund is to provide capital appreciation. Currently, the Fund is only available for purchase by other Federated funds and their affiliates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions and Tax

Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS

Transactions in shares were as follows:

	Year Ended 11/30/2004	Period Ended 11/30/2003	[1]
Proceeds from contributions	2,713,791	18,305,997
Fair value withdrawals	(3,366,781)	(10)
TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS	(652,990)	18,305,987

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.

4. FEDERAL TAX INFORMATION

At November 30, 2004, the cost of investments for federal tax purposes was $182,714,721. The net unrealized appreciation of investments for federal tax purposes was $15,089,764. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,559,954 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,470,190.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the direction of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services, Inc. (FASI), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FASI provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate net assets of all funds advised by affiliates of Federated Investors, Inc. The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI may terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FASI serves as transfer and dividend disbursing agent for the Fund. The fee paid to FASI is based on the size, type and number of accounts and transactions made by shareholders. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FASI maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian

FASI is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$112,365,742
Sales	$120,096,669

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED CORE TRUST II, L.P. AND
SHAREHOLDERS OF CAPITAL APPRECIATION CORE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Capital Appreciation Core Fund (the "Fund") (one of the portfolios constituting Federated Core Trust II, L.P.) as of November 30, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Appreciation Core Fund of Federated Core Trust II, L.P. at November 30, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP Boston, Massachusetts
January 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1993	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1993	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT Began serving: November 1999	John W. Harris has been the Fund's Portfolio Manager since November 1998. He is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Growth Allocation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314212200
Cusip 314212101

G00769-01 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers") that applies to the registrant's Principal
Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for
Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an
"audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:
Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield,
Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $68,794

                  Fiscal year ended 2003 - $49,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $1,229

                  Fiscal year ended 2003 - $788

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $83,656 and $16,493 respectively.  Fiscal year ended 2004 - Attestation services relating to the review of fund share transactions and Transfer Agent Service Auditors report. Fiscal year ended 2003 -
      Design of Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $65,000 and $140,000 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $93,700 and $41,583 respectively.  Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies, executive compensation analysis and discussions with auditor related to market timing and late trading activities.  Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the
Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.  The
Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the
Audit Committee, the Audit Committee may grant general pre-approval for other Audit
Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit
Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and
(2)   Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit
                  Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the
Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the
SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $255,747

                  Fiscal year ended 2003 - $242,126

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
            Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and
            Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Managed Allocation Portfolios

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005